Inventories, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Schedule of components of inventories
	December 31, 2020	September 30, 2021
Work in process	$22,167	$18,222
Raw materials	17,451	20,725
Finished goods	5,350	8,873
Total	$44,968	$47,820

	December 31, 2019	December 31, 2020
Work in process	$27,854	$22,167
Raw materials	17,201	17,451
Finished goods	12,249	5,350
Total	$57,304	$44,968